Offerings - Offering: 1	Jun. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	1,068,000
Proposed Maximum Offering Price per Unit	77.76
Maximum Aggregate Offering Price	$ 83,047,680.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,468.88
Offering Note	In addition, pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement also covers any additional securities to be offered or issued in connection with a stock split, stock dividend or similar transaction.

Determined on the basis of the average of the high and low sale price of the common stock as reported on the New York Stock Exchange on June 18, 2026, solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act of 1933.